SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow disclosures (inclusive of discontinued operations) for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Income taxes paid, net of refunds	$523,263	$640,784	$431,148
Interest paid	$618,865	$603,486	$350,075